UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-21589

CREDIT SUISSE COMMODITY STRATEGY FUNDS
(Exact name of registrant as specified in charter)

One Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

John G. Popp Credit Suisse Commodity Strategy Funds One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2012 to April 30, 2013

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2013
(unaudited)

■  CREDIT SUISSE
COMMODITY ACCESS STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2013; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Commodity ACCESS Strategy Fund
Semiannual Investment Adviser's Report
April 30, 2013 (unaudited)

  June 28, 2013

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Commodity ACCESS Strategy Fund for the six month period ended April 30, 2013.

Performance Summary
11/01/12 – 04/30/13

Fund & Benchmark	Performance
Class I1	-2.77%
Class A1, 2	-2.87%
Class C1, 2	-3.30%
Credit Suisse Commodity Benchmark Total Return[3]	-2.33%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Market Overview: Commodities down for the period

Commodities closed the six month period ended April 30, 2013 lower. The Credit Suisse Commodity Benchmark Total Return, the Fund's benchmark, was down 2.33% for the period, with 27 out of 34 Index constituents trading lower.

China reported real annual GDP growth of 7.7% for the first quarter of 2013. Although this was slightly ahead of the government's official target of 7.5% for the year, it was below both the consensus expectation of 8% and the previous quarter's growth rate of 7.9%. The Chinese central bank governor highlighted the fact that, in order to achieve sustainable long-term growth, expansion over the short term may have to be sacrificed as they seek to rebalance. Although GDP growth in the United States also came in below expectations, personal consumption increased, home prices rose sharply nationwide, and U.S. consumers were at their most confident level in years for the period.

Strategic Review and Outlook: Commodities may benefit from increased demand

The Credit Suisse Commodity Benchmark Total Return Index, the Fund's benchmark, is designed to be an investable, diversified benchmark for commodities as an asset class. The Index is an unmanaged index composed of (i) futures contracts on physical commodities within the following five commodity sectors: energy, industrial metals, precious metals, agriculture and livestock, and (ii) short maturity Treasury bills. The commodities represented in

1

Credit Suisse Commodity ACCESS Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2013 (unaudited)

the Index are determined annually based on world production levels and global exchange market liquidity and the portion represented by each commodity sector and commodity within the sector will vary depending on market conditions. The Index is rebalanced monthly, which is intended to provide diversification across commodities and commodity sectors over time, but the Index, and thereby the Fund, could have large exposures to a single commodity or a small number of commodities at any particular time.

The Fund's Class I shares underperformed the benchmark by 0.44%, net of fees, for the period. This underperformance was largely due to overweight positions in some commodities within the agriculture sector. Overweight positions in industrial metals and livestock, and underweight positions in precious metals, contributed positively to relative returns.

Cotton posted the largest gain, up 20.46% due to mounting apprehension that output will drop in the United States, as well as on concerns regarding the inferior quality of cotton available to the global market. Increased demand from manufacturers, continued strong export sales and tightening inventories outside of China also supported cotton.

Precious metals was the worst performing sector, down 9.67%, despite the fact that palladium increased 13.92%. At the close of 2012, the threat of the looming U.S. fiscal cliff adversely affected risky assets including precious metals. The sector declined further in 2013 as risk sentiment eased and the US Dollar strengthened, which lowered the metals' appeal as a safe haven asset. The sector continued to depreciate upon speculation that Cyprus may sell gold reserves to help meet some of its bail-out costs. However, towards the end of April, there was strong physical demand from consumers which helped to support prices for the complex.

Agriculture decreased 8.24% as crop-friendly weather in South America and the Midwestern United States improved harvest prospects for grains. Additionally, the release of the USDA Grain Stocks report on March 28th featured inventories at or above the high end of consensus expectations for corn, soybeans and wheat.

Arabica coffee decreased 18.47% due to strong production in Brazil during the 2012 harvest that resulted in ample supplies. Rains toward the end of the year also improved the forecast for Brazil's 2013 harvest — the off-year in its biennial cycle of Arabica production.

2

Credit Suisse Commodity ACCESS Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2013 (unaudited)

Industrial metals ended the period 5.75% lower as concern over global demand growth weighed on returns. Additionally, the International Monetary Fund trimmed projections for global economic growth for this year and next to take into account the sharp government spending cuts in the United States as well as the latest struggles of recession-stricken Europe.

Livestock declined 5.89%, as the unseasonably cold weather toward the end of the period delayed the expected increase in grilling demand for beef. Lean hogs also declined as weak packing margins continued to pressure prices lower.

Energy was the best performing sector, up 1.64%, led by natural gas as a cold U.S. winter and late spring supported heating demand. WTI crude oil gained 4.93% as positive U.S. economic data brightened the outlook for domestic demand and increased pipeline capacity helped to alleviate the supply glut at Cushing, Oklahoma, the delivery point for WTI crude oil.

The Federal Reserve has been quite explicit about its plan to embolden U.S. consumers and investors by raising the prices of homes and the stock market, which may ultimately lead to their desired wealth effect. In our opinion, Europe continues to be a weak spot, with unemployment rising and manufacturing falling. However, credit spreads of periphery government debt have narrowed dramatically — likely in reaction to incredibly expansionary central bank policies worldwide. The most striking recent examples being Japan's commitment to even higher levels of quantitative easing than in the United States (relative to the size of the economy).

Certain central banks have made it very clear they will err on the side of tightening later rather than sooner, and doing too much rather than too little. This sudden reduction in anxiety associated with monetary easing combined with reduced fears — and expectations — for imminent inflation lead us to believe that inflation may actually overshoot expectations. Monetary policies seem to have been a boon for stocks and bonds, while commodities have been selling off. If economic growth is set to pick up, as the U.S. equity market seems to suggest, commodities may benefit from increased demand.

The Credit Suisse Commodities Management Team

Nelson Louie
Christopher Burton
Timothy Boss

3

Credit Suisse Commodity ACCESS Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2013 (unaudited)

This Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of derivatives such as commodity-linked structured notes, swaps and futures entails substantial risks, including risk of loss of a significant portion of their principal value, lack of a secondary market, increased volatility, correlation risk, liquidity risk, interest-rate risk, market risk, credit risk, valuation risk and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative's cost. At any time, the risk of loss of any individual security held by the Fund could be significantly higher than 50% of the security's value. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2013; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was (7.50%). Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was (4.26%).

3  Credit Suisse Commodities Benchmark Total Return Index is composed of futures contracts on five physical commodity asset classes and short term Treasury Bills. An index does not have transactions costs; investors may not invest directly in an index.

4

Credit Suisse Commodity ACCESS Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2013 (unaudited)

Average Annual Returns as of April 30, 20131

	Since Inception	Inception Date
Class I	(8.60)%	09/28/12
Class A Without Sales Charge	(8.70)%	09/28/12
Class A With Maximum Sales Charge	(13.05)%	09/28/12
Class C Without CDSC	(9.10)%	09/28/12
Class C With CDSC	(10.01)%	09/28/12

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 2.49% for Class I shares, 2.74% for Class A shares and 3.49% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.90% for Class I shares, 1.15% for Class A shares and 1.90% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower.

5

Credit Suisse Commodity ACCESS Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2013 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2013.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

6

Credit Suisse Commodity ACCESS Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2013 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended April 30, 2013

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/12	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/13	$972.30	$971.30	$967.00
Expenses Paid per $1,000*	$4.40	$5.62	$9.27
Hypothetical 5% Fund Return
Beginning Account Value 11/01/12	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/13	$1,020.33	$1,019.09	$1,015.37
Expenses Paid per $1,000*	$4.51	$5.76	$9.49
	Class I	Class A	Class C
Annualized Expense Ratios*	0.90%	1.15%	1.90%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Sector Breakdown*

United States Agency Obligations	73.60%
United States Treasury Obligations	12.92%
Short-Term Investment	13.48%
Total	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

7

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Schedule of Investments
April 30, 2013 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (62.3%)
$500	Federal Farm Credit Banks	(AA+, Aaa)	06/11/13	0.220	$500,002
1,000	Federal Farm Credit Banks	(AA+, Aaa)	09/23/13	0.350	1,001,045
300	Federal Farm Credit Banks#	(AA+, Aaa)	01/26/15	0.220	300,289
1,000	Federal Farm Credit Banks#	(AA+, Aaa)	01/26/15	0.250	1,000,968
1,000	Federal Farm Credit Banks#	(AA+, Aaa)	03/04/15	0.270	1,001,789
500	Federal Farm Credit Banks#	(AA+, Aaa)	05/05/15	0.270	500,844
1,000	Federal Farm Credit Banks#	(AA+, Aaa)	07/20/15	0.229	1,000,996
1,000	Federal Farm Credit Banks#	(AA+, Aaa)	08/03/15	0.330	1,002,964
400	Federal Farm Credit Banks#	(AA+, Aaa)	09/21/15	0.250	399,827
1,010	Federal Home Loan Banks	(AA+, Aaa)	06/24/13	3.000	1,008,762
1,500	Federal Home Loan Banks	(AA+, Aaa)	07/26/13	0.280	1,500,690
500	Federal Home Loan Banks	(AA+, Aaa)	04/15/14	0.250	500,033
500	Federal Home Loan Banks	(AA+, Aaa)	08/28/14	0.280	500,063
1,025	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/27/13	4.125	1,041,871
500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/27/14	1.000	505,828
500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	04/29/15	0.320	500,184
500	Federal National Mortgage Association#	(AA+, Aaa)	06/23/14	0.360	501,229
1,125	Federal National Mortgage Association#	(AA+, Aaa)	01/20/15	0.209	1,125,929
500	Freddie Mac Discount Notes	(AA+, Aaa)	08/28/13	0.120	499,918
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $14,381,045)					14,393,231
UNITED STATES TREASURY OBLIGATIONS (10.9%)
1,000	United States Treasury Notes	(AA+, Aaa)	02/15/14	1.250	1,009,024
1,000	United States Treasury Notes	(AA+, Aaa)	04/30/14	0.250	1,001,211
500	United States Treasury Notes	(AA+, Aaa)	07/31/14	2.625	515,450
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $2,523,719)					2,525,685
SHORT-TERM INVESTMENT (11.4%)
2,637	State Street Bank and Trust Co. Euro Time Deposit (Cost $2,637,000)		05/01/13	0.010	2,637,000
TOTAL INVESTMENTS AT VALUE (84.6%) (Cost $19,541,764)					19,555,916
OTHER ASSETS IN EXCESS OF LIABILITIES (15.4%)					3,558,345
NET ASSETS (100.0%)					$23,114,261

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

#  Variable rate obligations — The interest rate is the rate as of April 30, 2013.

See Accompanying Notes to Financial Statements.
8

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Statement of Assets and Liabilities
April 30, 2013 (unaudited)

Assets
Investments at value (Cost $19,541,764) (Note 2)	$19,555,916
Cash	1,122
Cash segregated at brokers for futures contracts and swap contracts	3,347,774
Receivable for investments sold	1,014,278
Unrealized appreciation on open swap contracts	308,723
Offering costs (Note 3)	57,220
Interest receivable	23,968
Prepaid expenses and other assets	9,176
Total Assets	24,318,177
Liabilities
Advisory fee payable (Note 3)	105,035
Administrative services fee payable (Note 3)	4,200
Shareholder servicing/Distribution fee payable (Note 3)	107
Payable for investments purchased	1,014,278
Variation margin payable (Note 2)	20,433
Trustees' fee payable	729
Accrued expenses	59,134
Total Liabilities	1,203,916
Net Assets
Capital stock, $.001 par value (Note 6)	2,529
Paid-in capital (Note 6)	23,914,804
Accumulated net investment loss	(80,111)
Accumulated net realized loss on investments, futures contracts and swap contracts	(1,021,850)
Net unrealized appreciation from investments, futures contracts and swap contracts	298,889
Net Assets	$23,114,261
I Shares
Net assets	$22,872,410
Shares outstanding	2,502,092
Net asset value and offering price per share	$9.14
A Shares
Net assets	$141,609
Shares outstanding	15,513
Net asset value and redemption price per share	$9.13
Maximum offering price per share (net asset value/(1-4.75%))	$9.59
C Shares
Net assets	$100,242
Shares outstanding	11,029
Net asset value, offering price and redemption price per share	$9.09

See Accompanying Notes to Financial Statements.
9

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Statement of Operations
For the Six Months Ended April 30, 2013 (unaudited)

Investment Income (Note 2)
Interest	$22,511
Total investment income	22,511
Expenses
Investment advisory fees (Note 3)	90,671
Administrative services fees (Note 3)	15,364
Shareholder servicing/Distribution fees (Note 3)
Class A	125
Class C	492
Offering costs (Note 3)	48,764
Legal fees	37,500
Audit and tax fees	25,300
Transfer agent fees	18,919
Printing fees (Note 3)	17,502
Trustees' fees	16,338
Registration fees	3,880
Custodian fees	2,418
Insurance expense	168
Commitment fees (Note 4)	5
Miscellaneous expense	5,323
Total expenses	282,769
Less: fees waived and expenses reimbursed (Note 3)	(180,147)
Net expenses	102,622
Net investment loss	(80,111)
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Swap Contracts
Net realized loss from investments	(11,661)
Net realized gain from futures contracts	412,064
Net realized loss from swap contracts	(1,422,187)
Net change in unrealized appreciation (depreciation) from investments	10,517
Net change in unrealized appreciation (depreciation) from futures contracts	66,733
Net change in unrealized appreciation (depreciation) from swap contracts	359,452
Net realized and unrealized loss from investments, futures contracts and swap contracts	(585,082)
Net decrease in net assets resulting from operations	$(665,193)

See Accompanying Notes to Financial Statements.
10

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2013 (unaudited)	For the Period Ended October 31, 2012[1]
From Operations
Net investment loss	$(80,111)	$(14,419)
Net realized loss from investments, futures contracts and swap contracts	(1,021,784)	(1,189,625)
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	436,702	(137,813)
Net decrease in net assets resulting from operations	(665,193)	(1,341,857)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	2,568,785	22,554,011
Net asset value of shares redeemed	(1,485)	—
Net increase in net assets from capital share transactions	2,567,300	22,554,011
Net increase in net assets	1,902,107	21,212,154
Net Assets
Beginning of period	21,212,154	—
End of period	$23,114,261	$21,212,154
Accumulated net investment loss	$(80,111)	$—

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

See Accompanying Notes to Financial Statements.
11

Credit Suisse Commodity ACCESS Strategy Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2013 (unaudited)	For the Period Ended October 31, 2012[1]
Per share data
Net asset value, beginning of period	$9.40	$10.00
INVESTMENT OPERATIONS
Net investment loss[2]	(0.03)	(0.01)
Net loss on investments, futures contracts and swap contracts (both realized and unrealized)	(0.23)	(0.59)
Total from investment operations	(0.26)	(0.60)
Net asset value, end of period	$9.14	$9.40
Total return[3]	(2.77)%	(6.00)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$22,872	$21,020
Ratio of expenses to average net assets	0.90%[4]	0.90%[4]
Ratio of net investment loss to average net assets	(0.70)%[4]	(0.77)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.59%[4]	3.64%[4]
Portfolio turnover rate	—%	—%

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.
12

Credit Suisse Commodity ACCESS Strategy Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2013 (unaudited)	For the Period Ended October 31, 2012[1]
Per share data
Net asset value, beginning of period	$9.40	$10.00
INVESTMENT OPERATIONS
Net investment loss[2]	(0.04)	(0.01)
Net loss on investments, futures contracts and swap contracts (both realized and unrealized)	(0.23)	(0.59)
Total from investment operations	(0.27)	(0.60)
Net asset value, end of period	$9.13	$9.40
Total return[3]	(2.87)%	(6.00)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$142	$94
Ratio of expenses to average net assets	1.15%[4]	1.15%[4]
Ratio of net investment loss to average net assets	(0.94)%[4]	(1.02)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.59%[4]	3.64%[4]
Portfolio turnover rate	—%	—%

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.
13

Credit Suisse Commodity ACCESS Strategy Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2013 (unaudited)	For the Period Ended October 31, 2012[1]
Per share data
Net asset value, beginning of period	$9.40	$10.00
INVESTMENT OPERATIONS
Net investment loss[2]	(0.08)	(0.01)
Net loss on investments, futures contracts and swap contracts (both realized and unrealized)	(0.23)	(0.59)
Total from investment operations	(0.31)	(0.60)
Net asset value, end of period	$9.09	$9.40
Total return[3]	(3.30)%	(6.00)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$100	$98
Ratio of expenses to average net assets	1.90%[4]	1.90%[4]
Ratio of net investment loss to average net assets	(1.70)%[4]	(1.77)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.59%[4]	3.64%[4]
Portfolio turnover rate	—%	—%

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.
14

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements
April 30, 2013 (unaudited)

Note 1. Organization

Credit Suisse Commodity ACCESS Strategy Fund (the "Fund"), a series of the Credit Suisse Commodity Strategy Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks total return. The Trust was organized under the laws of the State of Delaware as a statutory trust on May 19, 2004. The Fund commenced operations on September 28, 2012.

The Fund intends to gain exposure to commodities derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Commodity ACCESS Strategy Fund I, Ltd., organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions. The Subsidiary is managed by the same portfolio managers that manage the Fund. As of April 30, 2013, the Fund held $5,334,403 in the Subsidiary, representing 23.1% of the Fund's assets.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily

15

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Equity investments are generally categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Time deposits are valued at cost and are generally categorized as Level 2. Futures contracts are valued at the settlement prices established each day on the exchange on which they are traded and are generally categorized as Level 1. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract and are generally categorized as Level 2. Securities, futures, swaps and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on

16

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2013 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$14,393,231	$—	$14,393,231
United States Treasury Obligations	—	2,525,685	—	2,525,685
Short-Term Investment	—	2,637,000	—	2,637,000
Other Financial Instruments*
Futures Contracts	(23,986)	—	—	(23,986)
Swap Contracts	—	308,723	—	308,723
	$(23,986)	$19,864,639	$—	$19,840,653

*Other financial instruments include futures and swap contracts.

17

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

The Fund adopted FASB amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the six months ended April 30, 2013, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. The Fund has not entered into any derivative or hedging activities during the period covered by this report. However, the Fund does invest indirectly in derivative instruments through the Subsidiary.

Fair Values of Derivative Instruments as of April 30, 2013

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Commodity Index Return Contracts	Unrealized appreciation on futures contracts	$299,138	*	Unrealized depreciation on futures contracts	$323,124	*
	Unrealized appreciation on open swap contracts	308,723		Unrealized depreciation on open swap contracts	—
	Variation margin receivable	—		Variation margin payable	20,433	*
		$607,861			$343,557

*Includes cumulative appreciation/depreciation of futures contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

18

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

Effect of Derivative Instruments on the Statement of Operations

	Location	Realized Gain/Loss	Location	Unrealized Appreciation/ (Depreciation)
Commodity Index Return Contracts	Net realized gain from futures contracts	$412,064	Net change in unrealized appreciation (depreciation) from futures contracts	$66,733
	Net realized loss from swap contracts	(1,422,187)	Net change in unrealized appreciation (depreciation) from swap contracts	359,452
		$(1,010,123)		$426,185

The notional amount of futures contracts and swap contracts at period ended are reflected in the Notes to Financial Statements. The notional amounts of long and short open positions of futures contracts and swap contracts at each month ended throughout the reporting period averaged approximately 67.2% and 147.7%, respectively of net assets of the Fund.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

19

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income"). The IRS has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income. The IRS has issued private letter rulings to registered investment companies concluding that income derived from their investment in a wholly-owned subsidiary would constitute Qualifying Income to the fund. The IRS has indicated that the granting of these types of private letter rulings is currently suspended, pending further internal discussion. As a result, the Fund has not received and there can be no assurance that the IRS will grant, such a private letter ruling to the Fund. If the Fund does not request and receive such a private letter ruling, there is a risk that the IRS could assert that the income derived from the Fund's investment in the Subsidiary will not be considered Qualifying Income for purposes of the fund remaining qualified as a RIC for U.S. federal income tax purposes. If the Fund fails to qualify as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior

20

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

three fiscal years remain subject to examination by the Internal Revenue Service, as applicable.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. The consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in commodities. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be

21

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

required for a futures transaction. At April 30, 2013, the Fund had the following open futures contracts:

Contract Description	Currency	Expiration Date			Notional Value	Unrealized Appreciation/ (Depreciation)
Contracts to Purchase
Agriculture
		USD	Nov	2013	$2,263,475	$39,554
Energy
		USD	Jun	2013	747,680	$(4,251)
		USD	Aug	2013	1,686,060	19,984
		USD	Sep	t 2013	1,961,610	(53,916)
		USD	Apr	2014	423,300	(164)
		USD	Dec	2014	2,299,960	(109,199)
						$(147,546)
Industrial Metals
		USD	May	2013	1,054,125	$(100,752)
Contracts to Sell
Agriculture
		USD	Jul	2013	(2,588,150)	$(52,127)
Energy
		USD	Jul	2013	(4,402,960)	$114,857
		USD	Mar	2014	(459,400)	1,435
						$116,292
Industrial Metals
		USD	May	2013	(1,054,125)	$118,045
Livestock
		USD	Jun	2013	(222,180)	$(2,715)
		USD	Aug	2013	(595,600)	5,263
						$2,548
Net unrealized appreciation (depreciation)						$(23,986)

I) SWAPS — The Fund may enter into commmodity index swap contracts either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from/paid to the counterparty over the

22

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. At April 30, 2013, the Fund had the following outstanding swap contracts:

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Unrealized Appreciation/ (Depreciation)
USD$	4,452,757	05/29/2013	Barclays	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	$26,531
USD$	5,000,000	05/03/2013	Goldman Sachs	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	102,328
USD$	7,022,871	05/29/2013	Goldman Sachs	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	41,891
USD$	4,646,679	05/29/2013	JPMorgan Chase	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	27,697
USD$	9,337,200	05/03/2013	UBS	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	110,276
						$308,723

1 The Commodity Index Return is comprised of futures contracts on physical commodities.

23

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2013, there were no securities out on loan. Securities lending income is accrued as earned.

K) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Statement of Assets and Liabilities.

L) NEW ACCOUNTING PRONOUNCEMENTS — In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

24

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

M) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.80% of the Fund's average daily net assets. For the six months ended April 30, 2013, investment advisory fees earned, fees waived and expenses reimbursed were $90,671 and $180,147 respectively. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of fiscal year during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause a class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 28, 2014. Credit Suisse waives fees and reimburses expenses so that the Fund's annual operating expenses will not exceed 0.90% of the Fund's average daily net assets for Class I shares, 1.15% of the Fund's average daily net assets for Class A shares, and 1.90% of the Fund's average daily net assets for Class C shares.

Credit Suisse and SSB serve as co-administrators to the Fund. For its co-administrative services, Credit Suisse receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2013, co-administrative services fees earned by Credit Suisse were $10,201.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2013, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $5,163.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as distributor of the Fund's shares. Pursuant to distribution plans

25

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU received fees for its distribution services. The distributor is paid at the annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets of the Class C shares. For the six months ended April 30, 2013, the Fund's distribution fees were $125 for Class A shares and $492 for Class C shares. Class I shares are not subject to distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from Credit Suisse. Credit Suisse is then reimbursed by the Fund. For the six months ended April 30, 2013, the Fund reimbursed Credit Suisse $12, which is included in the Fund's transfer agent expense.

For the six months ended April 30, 2013, CSSU and its affiliates advised the Fund that they retained $121 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the six months ended April 30, 2013, Merrill was paid $9,178 for its services by the Fund.

Offering costs, including initial registration costs, were deferred and will be charged to expenses during the Fund's first year of operation. For the six months ended April 30, 2013, $48,764 has been expensed to the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2013, and during the six months ended April 30, 2013, the Fund had no borrowings outstanding under the Credit Facility.

26

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2013, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$—	$—	$6,847,492	$—

At April 30, 2013, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$19,541,764
Unrealized appreciation	$14,249
Unrealized depreciation	(97)
Net unrealized appreciation (depreciation)	$14,152

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2013 (unaudited)		For the Period Ended October 31, 2012[1]
	Shares	Value	Shares	Value
Shares sold	267,254	$2,512,638	2,235,001	$22,350,011
Shares redeemed	(163)	(1,485)	—	—
Net increase	267,091	$2,511,153	2,235,001	$22,350,011
	Class A
	For the Six Months Ended April 30, 2013 (unaudited)		For the Period Ended October 31, 2012[1]
	Shares	Value	Shares	Value
Shares sold	5,513	$50,647	10,000	$100,000
Net increase	5,513	$50,647	10,000	$100,000

27

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 6. Capital Share Transactions

	Class C
	For the Six Months Ended April 30, 2013 (unaudited)		For the Period Ended October 31, 2012[1]
	Shares	Value	Shares	Value
Shares sold	603	$5,500	10,426	$104,000
Net increase	603	$5,500	10,426	$104,000

1 For the period September 28, 2012 (commencement of operations) through October 31, 2012.

The Fund imposes a redemption fee of 2% of the value of all classes of shares currently being offered that are redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions are redeemed first, followed by the shares held longest. For the six months ended April 30, 2013, the Fund did not receive any redemption fees.

On April 30, 2013, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders		Approximate Percentage of Outstanding Shares
Class I	1	*	100%
Class A	2	*	100%
Class C	2	*	98%

*This includes the seed money from Merchant Holdings, Inc., an affiliate of Credit Suisse.

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

28

Credit Suisse Commodity ACCESS Strategy Fund
Notice of Privacy and Information Practices

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

29

Credit Suisse Commodity ACCESS Strategy Fund
Notice of Privacy and Information Practices (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of April 30, 2013.

30

Credit Suisse Commodity ACCESS Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

31

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P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  CAS-SAR-0413

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2013
(unaudited)

■  CREDIT SUISSE
COMMODITY RETURN STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2013; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report
April 30, 2013 (unaudited)

June 28, 2013

Dear Shareholder,

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Commodity Return Strategy Fund for the six month period ended April 30, 2013.

Performance Summary
11/01/12 – 04/30/13

Fund & Benchmark	Performance
Class I1	-6.33%
Class A1,2	-6.63%
Class C1,2	-6.84%
Dow Jones-UBS Commodity Index Total Return[3]	-6.34%
Standard & Poor's 500 Index[4]	14.42%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Market Review: Commodities down for the period

Commodities closed the six month period ended April 30, 2013 lower. The Dow Jones-UBS Commodity Index Total Return (the "DJ-UBS Index"), the Fund's benchmark, was down 6.34% for the period, with 18 out of 22 Index constituents trading lower.

China reported real annual GDP growth of 7.7% for the first quarter of 2013. Although this was slightly ahead of the government's official target of 7.5% for the year, it was below both the consensus expectation of 8% and the previous quarter's growth rate of 7.9%. The Chinese central bank governor highlighted the fact that, in order to achieve sustainable long-term growth, expansion over the short term may have to be sacrificed as they seek to rebalance the economy. Although GDP growth in the United States also came in below expectations, personal consumption increased, home prices rose sharply nationwide, and U.S. consumers were at their most confident level in years for the period.

Strategic Review and Outlook: Commodities could benefit from increased demand

The DJ-UBS Index, the Fund's benchmark, is a broadly diversified futures index composed of futures contracts on 22 physical commodities. The DJ-UBS Index is weighted among commodity sectors using dollar-adjusted liquidity and production data and is rebalanced as of the beginning of each calendar year. The Fund seeks total return and is designed to achieve positive total return relative

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2013 (unaudited)

to the performance of the DJ-UBS Index. To do so, the Fund invests in commodity linked derivative instruments and fixed-income securities. The Fund gains exposure to commodity markets by investing through its wholly-owned subsidiary (the "Subsidiary") in structured notes linked to the DJ-UBS Index, other commodity indexes, or the value of a particular commodity or commodity futures contract or subset of commodities or commodity futures contracts. The Subsidiary primarily invests in commodity-linked swap agreements and other commodity-linked derivative investments, including futures contracts on individual commodities.

The Fund's performance was generally in line with that of the DJ-UBS Index for the six-month period ended April 30, 2013. Roll and spread-based commodity strategies and cash management added to performance. Additionally, within the Fund's commodity exposure, forward curve positioning in the energy and agriculture sectors also had a positive impact on performance.

Cotton posted the largest gain, up 19.42% due to mounting apprehension that output will drop in the United States, as well as on concerns regarding the inferior quality of cotton available to the global market. Increased demand from manufacturers, continued strong export sales and tightening inventories outside of China also supported cotton.

Precious metals was the worst performing sector, down 17.56%. Silver lost the most for the period, declining 25.64%. At the close of 2012, the threat of the looming U.S. fiscal cliff adversely affected risky assets including precious metals. The sector declined further in 2013 as risk sentiment eased and the U.S. Dollar strengthened, which lowered the metals, appeal as a safe haven asset. The sector continued to depreciate on speculation that Cyprus may sell gold reserves to help meet some of its bail-out costs. However, towards the end of April, there was strong physical demand from consumers, which helped to support prices.

Agriculture decreased 10.41% as crop-friendly weather in South America and the Midwestern United States improved harvest prospects for grains. Additionally, the release of the USDA Grain Stocks report on March 28th featured inventories at or above the high end of consensus expectations for corn, soybeans and wheat.

Coffee decreased 18.72% due to strong production in Brazil during the 2012 crop year that resulted in ample supplies. Rains toward the end of the year also improved the forecast for Brazil's 2013 harvest — the off-year in its biennial cycle of Arabica production.

Industrial metals ended the period 7.08% lower as concern over global demand growth weighed on returns. Additionally, the International Monetary

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2013 (unaudited)

Fund trimmed projections for global economic growth for this year and next to take into account the sharp government spending cuts in the United States as well as the latest struggles of recession-stricken Europe.

Livestock declined 5.14%, as the unseasonably cold weather toward the end of the period delayed the expected increase in grilling demand for beef. Lean hogs also declined as weak packing margins continued to pressure prices lower.

Energy was the best performing sector, up 2.33%. Natural gas increased 7.03% as a cold U.S. winter and late spring supported heating demand. WTI crude oil gained 4.80% as positive U.S. economic data brightened the outlook for domestic demand and increased pipeline capacity helped to alleviate the supply glut at Cushing, Oklahoma, the delivery point for WTI oil.

The Federal Reserve has been quite explicit about its plan to embolden U.S. consumers and investors by raising the prices of homes and the stock market, which may ultimately lead to their desired wealth effect. In our opinion, Europe continues to be a weak spot, with unemployment rising and manufacturing falling. However, credit spreads of periphery government debt have narrowed dramatically — likely in reaction to incredibly expansionary central bank policies worldwide. The most striking recent examples being Japan's commitment to even higher levels of quantitative easing than in the United States (relative to the size of the economy).

Certain central banks have made it very clear they will err on the side of tightening later rather than sooner, and doing too much rather than too little. This sudden reduction in anxiety associated with monetary easing combined with reduced fears — and expectations — for imminent inflation lead us to believe that inflation may actually overshoot expectations. Monetary policies seem to have been a boon for stocks and bonds, while commodities have been selling off. If economic growth is set to pick up, as the U.S. equity market seems to suggest, commodities may benefit from increased demand.

The Credit Suisse Commodities Management Team

Nelson Louie
Christopher Burton

This Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investment in traditional securities, particularly in investments involving leverage.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2013 (unaudited)

The use of derivatives such as commodity-linked structured notes, swaps and futures entails substantial risks, including risk of loss of a significant portion of their principal value, lack of a secondary market, increased volatility, correlation risk, liquidity risk, interest-rate risk, market risk, credit risk, and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative's cost. At any time, the risk of loss of any individual security held by the Fund could be significantly higher than 50% of the security's value. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2013; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Voluntary waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was (11.11)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was (7.77)%.

3  The Dow Jones-UBS Commodity Index Total Return is composed of futures contracts on 20 physical commodities. An index does not have transaction costs; investors may not invest directly in an index.

4  The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of The McGraw-Hill Companies, Inc. An index does not have transaction costs; investors may not invest directly in an index.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2013 (unaudited)

Average Annual Returns as of April 30, 20121

	1 Year	5 Years	Since Inception	Inception Date
Class I	(5.87)%	(8.04)%	0.61%	12/30/04
Class A Without Sales Charge	(6.17)%	(8.29)%	0.34%	12/30/04
Class A With Maximum Sales Charge	(10.59)%	(9.18)%	(0.24)%	12/30/04
Class C Without CDSC	(6.84)%	(8.95)%	(0.38)%	12/30/04
Class C With CDSC	(7.77)%	(8.95)%	(0.38)%	12/30/04

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios and net expense ratios are 0.79% for Class I shares, 1.04% for Class A shares and 1.79% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Voluntary waivers and/or reimbursements may be discontinued at any time.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2013 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2013.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2013 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended April 30, 2013

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/12	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/13	$936.70	$933.70	$931.60
Expenses Paid per $1,000*	$3.79	$4.99	$8.57
Hypothetical 5% Fund Return
Beginning Account Value 11/01/12	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/13	$1,020.88	$1,019.64	$1,015.92
Expenses Paid per $1,000* $	3.96	$5.21	$8.95
	Class I	Class A	Class C
Annualized Expense Ratios*	0.79%	1.04%	1.79%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Sector Breakdown*

United States Agency Obligations	77.74%
United States Treasury Obligations	16.04%
Commodity Indexed Structured Notes	3.57%
Short-term Investments	2.65%
Total	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments
April 30, 2013 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
COMMODITY INDEXED STRUCTURED NOTES (3.4%)
$26,000	BNP Paribas, Commodity Index Linked Senior Unsecured Notes#	(A+, A2)	04/17/14	0.280	$23,634,000
62,800	BNP Paribas, Commodity Index Linked Senior Unsecured Notes#	(A+, A2)	04/25/14	0.284	56,771,200
29,700	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A+, A2)	01/29/14	0.038	25,034,130
32,000	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A+, A2)	02/13/14	0.039	28,960,000
49,000	International Bank for Reconstruction & Development#	(AAA, Aaa)	12/20/13	0.284	40,847,285
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $199,500,000)					175,246,615
UNITED STATES AGENCY OBLIGATIONS (73.1%)
25,000	Fannie Mae Discount Notes	(AA+, Aaa)	06/17/13	0.100	24,996,666
35,000	Fannie Mae Discount Notes	(AA+, Aaa)	07/25/13	0.110	34,997,515
22,000	Fannie Mae Discount Notes	(AA+, Aaa)	07/31/13	0.140	21,998,328
25,000	Fannie Mae Discount Notes	(AA+, Aaa)	08/19/13	0.120	24,996,175
120,000	Fannie Mae Discount Notes	(AA+, Aaa)	09/16/13	0.150	119,972,400
138,765	Federal Farm Credit Banks#	(AA+, Aaa)	05/19/14	0.380	139,157,289
89,000	Federal Farm Credit Banks#	(AA+, Aaa)	05/21/14	0.250	89,104,219
100,000	Federal Farm Credit Banks#	(AA+, Aaa)	05/29/14	0.410	100,320,000
97,500	Federal Farm Credit Banks#	(AA+, Aaa)	10/14/14	0.280	97,665,750
51,500	Federal Farm Credit Banks#	(AA+, Aaa)	12/11/14	0.300	51,600,013
111,000	Federal Farm Credit Banks#	(AA+, Aaa)	01/20/15	0.300	111,260,184
75,000	Federal Farm Credit Banks#	(AA+, Aaa)	01/26/15	0.220	75,072,150
10,500	Federal Farm Credit Banks	(AA+, Aaa)	01/26/15	0.250	10,510,164
100,000	Federal Farm Credit Banks#	(AA+, Aaa)	02/13/15	0.229	100,113,900
26,800	Federal Farm Credit Banks	(AA+, Aaa)	03/16/15	0.230	26,809,970
130,000	Federal Farm Credit Banks#	(AA+, Aaa)	03/20/15	0.224	130,135,720
116,500	Federal Farm Credit Banks#	(AA+, Aaa)	05/05/15	0.270	116,696,768
100,000	Federal Farm Credit Banks#	(AA+, Aaa)	06/22/15	0.219	100,082,800
125,000	Federal Farm Credit Banks#	(AA+, Aaa)	07/20/15	0.229	125,124,500
25,000	Federal Farm Credit Banks#	(AA+, Aaa)	07/24/15	0.239	25,029,825
76,000	Federal Farm Credit Banks#	(AA+, Aaa)	08/03/15	0.330	76,225,264
87,500	Federal Farm Credit Banks#	(AA+, Aaa)	09/21/15	0.250	87,462,112
30,350	Federal Farm Credit Banks#	(AA+, Aaa)	10/26/15	0.228	30,373,187
118,500	Federal Farm Credit Banks#	(AA+, Aaa)	02/24/16	0.249	118,613,641
100,000	Federal Farm Credit Banks#	(AA+, Aaa)	12/06/16	0.295	100,229,400
87,000	Federal Home Loan Banks	(AA+, Aaa)	05/17/13	0.320	86,999,821
100,000	Federal Home Loan Banks	(AA+, Aaa)	11/08/13	0.290	100,096,000
130,000	Federal Home Loan Banks#	(AA+, Aaa)	11/25/13	0.220	130,096,330
66,855	Federal Home Loan Banks	(AA+, Aaa)	04/10/14	0.250	66,857,875
103,000	Federal Home Loan Banks	(AA+, Aaa)	04/15/14	0.250	103,006,798
118,000	Federal Home Loan Banks#	(AA+, Aaa)	06/11/14	0.270	118,203,196
29,000	Federal Home Loan Banks	(AA+, Aaa)	06/13/14	2.500	29,760,264
125,000	Federal Home Loan Banks	(AA+, Aaa)	08/28/14	0.280	125,015,625
28,740	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	10/15/13	0.500	28,792,939

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2013 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS
$132,875	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	01/15/14	4.500	$136,963,697
100,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	04/28/14	0.375	100,238,500
129,077	Federal Home Loan Mortgage Corp.§	(AA+, Aaa)	08/20/14	1.000	130,444,184
67,902	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/27/14	1.000	68,693,466
26,650	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	12/03/14	0.320	26,697,277
85,725	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	04/29/15	0.320	85,756,461
64,800	Federal National Mortgage Association#	(AA+, Aaa)	08/09/13	0.380	64,849,831
155,000	Federal National Mortgage Association#	(AA+, Aaa)	11/08/13	0.170	155,059,675
94,500	Federal National Mortgage Association#	(AA+, Aaa)	09/11/14	0.179	94,555,566
24,500	Freddie Mac Discount Notes	(AA+, Aaa)	06/25/13	0.100	24,493,189
29,000	Freddie Mac Discount Notes	(AA+, Aaa)	08/09/13	0.130	28,995,969
50,000	Freddie Mac Discount Notes	(AA+, Aaa)	08/20/13	0.151	49,992,300
117,000	Freddie Mac Discount Notes	(AA+, Aaa)	08/28/13	0.120	116,980,695
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $3,807,136,707)					3,811,097,598
UNITED STATES TREASURY OBLIGATIONS (15.1%)
30,000	United States Treasury Notes	(AA+, Aaa)	05/31/13	0.500	30,007,181
25,000	United States Treasury Notes	(AA+, Aaa)	09/19/13	0.103	24,993,150
30,000	United States Treasury Notes	(AA+, Aaa)	01/15/14	1.000	30,194,010
125,000	United States Treasury Notes	(AA+, Aaa)	01/31/14	0.250	125,136,750
100,500	United States Treasury Notes	(AA+, Aaa)	02/15/14	1.250	101,406,912
100,000	United States Treasury Notes	(AA+, Aaa)	02/15/14	4.000	103,078,100
100,000	United States Treasury Notes	(AA+, Aaa)	03/15/14	1.250	100,988,300
101,500	United States Treasury Notes	(AA+, Aaa)	04/30/14	0.250	115,139,265
151,000	United States Treasury Notes	(AA+, Aaa)	07/31/14	2.625	155,665,748
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $786,128,563)					786,609,416
Number of Shares
SHORT-TERM INVESTMENTS (2.5%)
3,044,250	State Street Navigator Prime Portfolio, 0.18%§§				3,044,250
Par (000)
$129,732	State Street Bank and Trust Co. Euro Time Deposit		05/01/13	0.010	129,732,000
TOTAL SHORT-TERM INVESTMENTS (Cost $132,776,250)					132,776,250
TOTAL INVESTMENTS AT VALUE (94.1%) (Cost $4,925,541,520)					4,905,729,879
OTHER ASSETS IN EXCESS OF LIABILITIES (5.9%)					309,425,640
NET ASSETS (100.0%)					$5,215,155,519

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

#  Variable rate obligations — The interest rate is the rate as of April 30, 2013.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at April 30, 2013.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Statement of Assets and Liabilities
April 30, 2013 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $3,044,250 (Cost $4,925,541,520) (Note 2)	$4,905,729,879[1]
Cash	4,120,817
Cash segregated at brokers for futures contracts and swap contracts	216,829,945
Unrealized appreciation on open swap contracts (Note 2)	80,052,210
Receivable for fund shares sold	18,654,500
Interest receivable	6,053,956
Variation margin receivable (Note 2)	98,552
Prepaid expenses and other assets	240,311
Total Assets	5,231,780,170
Liabilities
Advisory fee payable (Note 3)	2,151,313
Administrative services fee payable (Note 3)	456,758
Shareholder servicing/Distribution fee payable (Note 3)	140,495
Payable for fund shares redeemed	4,015,976
Payable upon return of securities loaned (Note 2)	3,044,250
Unrealized depreciation on open swap contracts (Note 2)	1,758,097
Trustees' fee payable	5,248
Accrued expenses	5,052,514
Total Liabilities	16,624,651
Net Assets
Capital stock, $.001 par value (Note 6)	678,733
Paid-in capital (Note 6)	5,656,116,379
Accumulated net investment loss	(44,985,068)
Accumulated net realized loss on investments, futures contracts and swap contracts	(453,880,793)
Net unrealized appreciation from investments, futures contracts and swap contracts	57,226,268
Net Assets	$5,215,155,519
I Shares
Net assets	$4,611,701,232
Shares outstanding	599,257,212
Net asset value, offering price and redemption price per share	$7.70
A Shares
Net assets	$576,816,104
Shares outstanding	75,856,124
Net asset value and redemption price per share	$7.60
Maximum offering price per share (net asset value/(1-4.75%))	$7.98
C Shares
Net assets	$26,638,183
Shares outstanding	3,619,890
Net asset value and offering price per share	$7.36

1  Including $2,982,288 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Statement of Operations
For the Six Months Ended April 30, 2013 (unaudited)

Investment Income (Note 2)
Interest	$6,402,351
Securities lending	21,870
Total investment income	6,424,221
Expenses
Investment advisory fees (Note 3)	13,447,730
Administrative services fees (Note 3)	2,831,049
Shareholder servicing/Distribution fees (Note 3)
Class A	725,609
Class C	145,854
Transfer agent fees (Note 3)	4,108,228
Printing fees (Note 3)	296,005
Registration fees	245,133
Custodian fees	135,800
Insurance expense	105,196
Legal fees	63,552
Audit and tax fees	31,600
Trustees' fees	12,155
Commitment fees (Note 4)	9,898
Miscellaneous expense	34,184
Total expenses	22,191,993
Net investment loss	(15,767,772)
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Swap Contracts
Net realized loss from investments	(25,288,476)
Net realized gain from futures contracts	6,109,775
Net realized loss from swap contracts	(431,565,263)
Net change in unrealized appreciation (depreciation) from investments	(12,119,007)
Net change in unrealized appreciation (depreciation) from futures contracts	(1,416,050)
Net change in unrealized appreciation (depreciation) from swap contracts	118,540,054
Net realized and unrealized loss from investments, futures contracts and swap contracts	(345,738,967)
Net decrease in net assets resulting from operations	$(361,506,739)

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2013 (unaudited)	For the Year Ended October 31, 2012
From Operations
Net investment loss	$(15,767,772)	$(33,853,342)
Net realized loss from investments, futures contracts and swap contracts	(450,743,964)	(206,570,241)
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	105,004,997	(94,940,222)
Net decrease in net assets resulting from operations	(361,506,739)	(335,363,805)
From Dividends and Distributions
Distributions from net realized gains
Class I shares	—	(6,882,755)
Class A shares	—	(1,499,022)
Class C shares	—	(66,401)
Net decrease in net assets resulting from dividends and distributions	—	(8,448,178)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	1,116,496,494	3,275,434,008
Reinvestment of dividends and distributions	—	6,171,593
Net asset value of shares redeemed	(982,088,561)[1]	(3,430,273,269)[2]
Net increase (decrease) in net assets from capital share transactions	134,407,933	(148,667,668)
Net decrease in net assets	(227,098,806)	(492,479,651)
Net Assets
Beginning of period	5,442,254,325	5,934,733,976
End of period	$5,215,155,519	$5,442,254,325
Accumulated net investment loss	$(44,985,068)	$(29,217,296)

1  Net of $57,180 of redemption fees retained by the Fund.

2  Net of $433,448 of redemption fees retained by the Fund.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2013	For the Year Ended October 31,
	(unaudited)	2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$8.22	$8.69	$9.12	$8.64	$8.61	$12.16
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.02)	(0.05)	(0.05)[4]	(0.04)[4]	(0.01)[4]	0.25[4]
Net gain (loss) on investments, futures contracts and swap contracts (both realized and unrealized)	(0.50)	(0.41)	0.29[4]	1.06[4]	0.09[4]	(3.44)[4]
Total from investment operations	(0.52)	(0.46)	0.24	1.02	0.08	(3.19)
REDEMPTION FEES[2]	0.00	0.00	0.00	0.00	0.00	0.00
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	(0.67)	(0.54)	(0.05)	(0.30)
Distributions from net realized gains	—	(0.01)	—	—	—	(0.06)
Total dividends and distributions	—	(0.01)	(0.67)	(0.54)	(0.05)	(0.36)
Net asset value, end of period	$7.70	$8.22	$8.69	$9.12	$8.64	$8.61
Total return[3]	(6.33)%	(5.26)%	2.47%	12.14%	1.02%	(27.08)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$4,611,701	$4,818,146	$4,779,638	$3,099,449	$1,911,091	$515,476
Ratio of expenses to average net assets	0.79%[5]	0.80%	0.79%[4]	0.70%[4]	0.70%[4]	0.70%[4]
Ratio of net investment income (loss) to average net assets	(0.55)%[5]	(0.56)%	(0.59)%[4]	(0.47)%[4]	(0.15)%[4]	1.92%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—%[5]	0.01%	0.03%[4]	0.13%[4]	0.15%[4]	0.07%[4]
Portfolio turnover rate	24%	84%	165%	104%	43%	109%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Effective October 31, 2012, the Fund began reporting operations of its wholly-owned subsidiary on a consolidated basis. Had the Fund reported on a consolidated basis in prior periods, ratio of expenses to average net assets without fee waivers and/or expense reimbursements would have increased by 0.00%, 0.01%, 0.01% and 0.01% for the years ended October 31, 2008, 2009, 2010, and 2011, respectively. The ratio of expenses to average net assets with fee waivers and/or expense reimbursements would have increased 0.00%, 0.00%, 0.00% and 0.00%, respectively for the same time period. The ratio of net investment income (loss) to average net assets would have increased 0.17%, 0.07%, 0.04% and 0.03% for the years ended October 31, 2008, 2009, 2010 and 2011, respectively. This change did not have material impact to net investment income (loss) per share or net realized and unrealized gain (loss) per share.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2013	For the Year Ended October 31,
	(unaudited)	2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$8.14	$8.62	$9.07	$8.62	$8.61	$12.15
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.03)	(0.07)	(0.08)[4]	(0.06)[4]	(0.02)	0.23[4]
Net gain (loss) on investments, futures contracts and swap contracts (both realized and unrealized)	(0.51)	(0.40)	0.30[4]	1.05[4]	0.07[4]	(3.44)[4]
Total from investment operations	(0.54)	(0.47)	0.22	0.99	0.05	(3.21)
REDEMPTION FEES[2]	0.00	0.00	0.00	0.00	0.00	0.00
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	(0.67)	(0.54)	(0.04)	(0.27)
Distributions from net realized gains	—	(0.01)	—	—	—	(0.06)
Total dividends and distributions	—	(0.01)	(0.67)	(0.54)	(0.04)	(0.33)
Net asset value, end of period	$7.60	$8.14	$8.62	$9.07	$8.62	$8.61
Total return[3]	(6.63)%	(5.42)%	2.24%	11.80%	0.68%	(27.20)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$576,816	$591,661	$1,108,846	$705,895	$350,204	$171,619
Ratio of expenses to average net assets	1.04%[5]	1.05%	1.04%[4]	0.95%[4]	0.95%[4]	0.95%[4]
Ratio of net investment income (loss) to average net assets	(0.80)%[5]	(0.82)%	(0.84)%[4]	(0.72)%[4]	(0.29)%[4]	1.76%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—%[5]	0.01%	0.03%[4]	0.13%[4]	0.15%[4]	0.08%[4]
Portfolio turnover rate	24%	84%	165%	104%	43%	109%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Effective October 31, 2012, the Fund began reporting operations of its wholly-owned subsidiary on a consolidated basis. Had the Fund reported on a consolidated basis in prior periods, ratio of expenses to average net assets without fee waivers and/or expense reimbursements would have increased by 0.00%, 0.01%, 0.02% and 0.01% for the years ended October 31, 2008, 2009, 2010, and 2011, respectively. The ratio of expenses to average net assets with fee waivers and/or expense reimbursements would have increased 0.00%, 0.00%, 0.00% and 0.00%, respectively for the same time period. The ratio of net investment income (loss) to average net assets would have increased 0.17%, 0.08%, 0.04% and 0.04% for the years ended October 31, 2008, 2009, 2010 and 2011, respectively. This change did not have material impact to net investment income (loss) per share or net realized and unrealized gain (loss) per share.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2013	For the Year Ended October 31,
	(unaudited)	2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$7.90	$8.44	$8.96	$8.57	$8.61	$12.15
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.06)	(0.12)	(0.14)[4]	(0.12)[4]	(0.08)[4]	0.12[4]
Net gain (loss) on investments, futures contracts and swap contracts (both realized and unrealized)	(0.48)	(0.41)	0.29[4]	1.05[4]	0.07[4]	(3.43)[4]
Total from investment operations	(0.54)	(0.53)	0.15	0.93	(0.01)	(3.31)
REDEMPTION FEES[2]	0.00	0.00	0.00	0.00	0.00	0.00
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	(0.67)	(0.54)	(0.03)	(0.17)
Distributions from net realized gains	—	(0.01)	—	—	—	(0.06)
Total dividends and distributions	—	(0.01)	(0.67)	(0.54)	(0.03)	(0.23)
Net asset value, end of period	$7.36	$7.90	$8.44	$8.96	$8.57	$8.61
Total return[3]	(6.84)%	(6.25)%	1.44%	11.14%	(0.07)%	(27.76)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$26,638	$32,447	$46,250	$31,852	$22,035	$13,113
Ratio of expenses to average net assets	1.79%[5]	1.80%	1.79%[4]	1.70%[4]	1.70%[4]	1.70%[4]
Ratio of net investment income (loss) to average net assets	(1.55)%[5]	(1.57)%	(1.59)%[4]	(1.47)%[4]	(0.97)%[4]	0.97%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—%[5]	0.01%	0.03%[4]	0.13%[4]	0.15%[4]	0.07%[4]
Portfolio turnover rate	24%	84%	165%	104%	43%	109%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Effective October 31, 2012, the Fund began reporting operations of its wholly-owned subsidiary on a consolidated basis. Had the Fund reported on a consolidated basis in prior periods, ratio of expenses to average net assets without fee waivers and/or expense reimbursements would have increased by 0.00%, 0.01%, 0.01% and 0.01% for the years ended October 31, 2008, 2009, 2010, and 2011, respectively. The ratio of expenses to average net assets with fee waivers and/or expense reimbursements would have increased 0.00%, 0.00%, 0.00% and 0.00%, respectively for the same time period. The ratio of net investment income (loss) to average net assets would have increased 0.17%, 0.07%, 0.04% and 0.03% for the years ended October 31, 2008, 2009, 2010 and 2011, respectively. This change did not have material impact to net investment income (loss) per share or net realized and unrealized gain (loss) per share.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements
April 30, 2013 (unaudited)

Note 1. Organization

Credit Suisse Commodity Return Strategy Fund (the "Fund"), a series of the Credit Suisse Commodity Strategy Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks total return. The Trust was organized under the laws of the State of Delaware as a statutory trust on May 19, 2004. Effective September 20, 2012, the name of the Trust was changed from Credit Suisse Commodity Return Strategy Fund. The Fund intends to gain exposure to commodities derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Commodity Fund I, Ltd., organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions. The Subsidiary is managed by the same portfolio managers that manage the Fund. As of April 30, 2013, the Fund held $1,041,705,473 in the Subsidiary, representing 20.0% of the Fund's net assets.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Equity investments are generally categorized as Level 1. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index and are generally categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Time deposits are valued at cost and are generally categorized as Level 2. Securities, structured note agreements and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2013 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$175,246,615	$—	$175,246,615
United States Agency Obligations	—	3,811,097,598	—	3,811,097,598
United States Treasury Obligations	—	786,609,416	—	786,609,416
Short-Term Investments	3,044,250	129,732,000	—	132,776,250
Other Financial Instruments*	—	—	—	—
Futures	(1,256,204)	—	—	(1,256,204)
Swaps Contracts	—	78,294,113	—	78,294,113
	$1,788,046	$4,980,979,742	$—	$4,982,767,788

*Other financial instruments include futures and swaps contracts.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

The Fund adopted FASB amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the six months ended April 30, 2013, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. The Fund has not entered into any derivative or hedging activities during the period covered by this report. However, the Fund does invest indirectly in derivative instruments through the Subsidiary.

Fair Values of Derivative Instruments as of April 30, 2013

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Commodity Index Return Contracts	Unrealized appreciation on futures contracts	$4,441,541	*	Unrealized depreciation on futures contracts	$5,697,745	*
	Unrealized appreciation on open swap contracts	80,052,210		Unrealized depreciation on open swap contracts	1,758,097
	Variation margin receivable	98,552	*	Variation margin payable	—	*
		$84,592,303			$7,455,842

*Includes cumulative appreciation/depreciation of futures contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations

	Location	Realized Gain/Loss	Location	Unrealized Appreciation/ (Depreciation)
Commodity Index Return Contracts	Net realized gain from futures contracts	$6,109,775	Net change in unrealized appreciation (depreciation) from futures contracts	$(1,416,050)
	Net realized loss from swap contracts	(431,565,263)	Net change in unrealized appreciation (depreciation) from swap contracts	118,540,054
		$(425,455,488)		$117,124,004

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

The notional amount of futures contracts and swap contracts at period ended are reflected in the Notes to Financial Statements. The notional amounts of long and short open positions of futures contracts and swap contracts at each month ended throughout the reporting period averaged approximately 5.9% and 88.8%, respectively of net assets of the Fund.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income"). The Fund may seek to track the

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

performance of the Dow Jones-UBS Commodity Index Total Return ("DJ-UBS Index") through investing in structured notes designed to track the performance of the DJ-UBS Index. The Fund has received a private letter ruling from the IRS which confirms that the Fund's use of certain types of structured notes designed to track the performance of the DJ-UBS Index produce Qualifying Income. In addition, the Fund may, through its investment in the Subsidiary, seek to track the performance of the DJ-UBS Index by the Subsidiary's investments in commodity-linked swaps and/or futures contracts. The Fund has obtained a private letter ruling from the IRS that its investment in the Subsidiary will produce Qualifying Income. If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. The consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in commodities. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. At April 30, 2013, the Fund had the following open futures contracts:

Contract Description	Currency	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Contracts to Purchase
Agriculture
	USD	Nov 13	$63,132,600	$1,138,473
Energy
	USD	Sep 13	53,056,880	$(1,092,925)
	USD	Apr 14	12,233,370	(4,740)
	USD	Dec 14	66,787,300	(3,087,110)
				$(4,184,775)
Contracts to Sell
Agriculture
	USD	Jul 13	(72,188,400)	$(1,512,970)
Energy
	USD	Jul 13	(123,938,640)	$3,261,597
	USD	Mar 14	(13,276,660)	41,471
				$3,303,068
Net unrealized appreciation (depreciation)				$(1,256,204)

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

I) SWAPS — The Fund may enter into commodity index swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. At April 30, 2013, the Fund had the following outstanding swap contracts:

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Unrealized Appreciation/ (Depreciation)
USD	$512,519,075	05/29/2013	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	$6,983,490
USD	$178,010,469	05/29/2013	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	2,309,079

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Unrealized Appreciation/ (Depreciation)
USD	$91,129,102	05/29/2013	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	$1,182,389
USD	$430,420,305	05/29/2013	Barclays	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	5,863,884
USD	$43,814,612	05/29/2013	Barclays	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	568,201
USD	$56,856,942	05/29/2013	BNP Paribas	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	736,755
USD	$28,924,376	05/29/2013	BNP Paribas	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	394,170
USD	$143,955,066	05/29/2013	CIBC	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	1,961,978
USD	$159,841,405	05/29/2013	CIBC	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	2,072,871
USD	$576,852,908	05/29/2013	CITI	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	7,862,620
USD	$37,612,320	05/29/2013	Goldman Sachs	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	487,850
USD	$69,459,161	05/29/2013	Goldman Sachs	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	946,590
USD	$44,555,173	09/23/2013	Goldman Sachs	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	1,153,523
USD	$66,686,295	05/29/2013	JPMorgan Chase	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	864,881
USD	$505,035,708	05/29/2013	JPMorgan Chase	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	6,884,291
USD	$527,283,254	12/23/2013	Morgan Stanley Capital Growth	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	14,344,191
USD	$112,226,381	12/23/2013	Morgan Stanley Capital Growth	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	2,905,730
USD	$135,568,819	05/29/2013	Morgan Stanley Capital Growth	Fee Plus Treasury Bill Rate	Commodity Index Return[1]	(1,758,097)
USD	$45,742,192	05/29/2013	Morgan Stanley Capital Growth	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	623,425
USD	$284,300,439	05/29/2013	Societe Generale	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	3,687,205
USD	$240,605,449	05/29/2013	Societe Generale	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	3,277,918
USD	$244,542,915	10/23/2013	UBS	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	6,329,283
USD	$316,567,417	10/23/2013	UBS	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	8,611,886
						$78,294,113

1  The Commodity Index Return is comprised of futures contracts on physical commodities.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

J) COMMODITY INDEXED STRUCTURED NOTES — The Fund may invest in structured notes whose value is based on the price movements of the DJ-UBS Index. The structured notes are often leveraged, increasing the volatility of each note's value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Net payments are recorded as interest income. These notes are subject to prepayment, credit and interest risks. The Fund has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss. At April 30, 2013, the value of these securities comprised 3.4% of the Fund's net assets and resulted in unrealized depreciation of $24,253,385.

K) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2013, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $52,762, of which $27,560 was rebated to borrowers (brokers). The Fund retained $21,870 in income from the cash collateral investment, and SSB, as lending agent, was paid $3,332. Securities lending income is accrued as earned.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

L) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Statement of Assets and Liabilities.

M) NEW ACCOUNTING PRONOUNCEMENTS — In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

N) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.50% of the Fund's average daily net assets. For the six months ended April 30, 2013, investment advisory fees earned were $13,447,730. Effective January 1, 2011, Credit Suisse waives fees and reimburses expenses so that the Fund's annual operating expenses will not exceed 0.80% of the Fund's average daily net assets for Class I shares, 1.05% of the Fund's average daily net assets for Class A shares, and 1.80% of the Fund's average daily net

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

assets for Class C shares. Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse and SSB serve as co-administrators to the Fund. For its co-administrative services, Credit Suisse receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2013, co-administrative services fees earned by Credit Suisse were $2,420,592.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2013, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $410,457.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, is the distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. The distributor is paid at the annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2013, the Fund's distribution fees were $725,609 for Class A shares and $145,854 for Class C shares. Class I shares are not subject to distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from Credit Suisse. Credit Suisse is then reimbursed by the Fund. For the six months ended April 30, 2013, the Fund reimbursed Credit Suisse $3,457,723, which is included in the Fund's transfer agent expense.

For the six months ended April 30, 2013, CSSU and its affiliates advised the Fund that they retained $3,780 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the six months ended April 30, 2013, Merrill was paid $36,954 for its services by the Fund.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2013 and during the six months ended April 30, 2013, the Fund had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2013, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$199,500,000	$181,501,143	$1,866,406,984	$727,270,418

At April 30, 2013, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$4,925,541,520
Unrealized appreciation	4,465,918
Unrealized depreciation	(24,277,559)
Net unrealized appreciation (depreciation)	$(19,811,641)

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2013 (unaudited)		For the Year Ended October 31, 2012
	Shares	Value	Shares	Value
Shares sold	124,431,092	$995,926,749	352,980,055	$2,887,759,989
Shares issued in reinvestment of dividends and distributions	—	—	620,146	4,942,561
Shares redeemed	(110,997,273)	(882,692,655)	(317,603,036)	(2,593,267,517)
Net increase	13,433,819	$113,234,094	35,997,165	$299,435,033
	Class A
	For the Six Months Ended April 30, 2013 (unaudited)		For the Year Ended October 31, 2012
	Shares	Value	Shares	Value
Shares sold	14,929,839	$117,712,409	46,731,389	$382,720,738
Shares issued in reinvestment of dividends and distributions	—	—	151,835	1,199,498
Shares redeemed	(11,789,201)	(92,778,739)	(102,741,567)	(821,263,940)
Net increase (decrease)	3,140,638	$24,933,670	(55,858,343)	$(437,343,704)
	Class C
	For the Six Months Ended April 30, 2013 (unaudited)		For the Year Ended October 31, 2012
	Shares	Value	Shares	Value
Shares sold	375,003	$2,857,336	615,769	$4,953,281
Shares issued in reinvestment of dividends and distributions	—	—	3,826	29,534
Shares redeemed	(860,491)	(6,617,167)	(1,995,124)	(15,741,812)
Net decrease	(485,488)	$(3,759,831)	(1,375,529)	$(10,758,997)

The Fund imposes a redemption fee of 2% of the value of all classes of shares currently being offered that are redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions are redeemed first, followed by the shares held longest. For the six months ended April 30, 2013, the redemption fees received by the Fund were $57,180.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 6. Capital Share Transactions

On April 30, 2013, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	4	60%
Class A	3	83%
Class C	5	79%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Commodity Return Strategy Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement, the Board of Trustees (the "Board") of the Credit Suisse Commodity Strategy Funds — Credit Suisse Commodity Return Strategy Fund (the "Fund"), including all of the Trustees who are not "interested persons" of the Fund as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a meeting held on November 12 and 13, 2012, considered the following factors:

Investment Advisory Fee Rates and Expenses

The Board reviewed and considered the contractual advisory fee rate of 0.50% for the Fund (the "Gross Advisory Fee") in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also reviewed and considered the voluntary fee waivers currently in place for the Fund, noting that it was not necessary for Credit Suisse to waive any fees during the twelve months ended September 30, 2012. Although the voluntary fee waivers could be discontinued at any time, Credit Suisse advised the Board that it would not consider removing the waiver until the Board next considered the renewal of the Advisory Agreement.

Additionally, the Board received and considered information comparing the Fund's Gross Advisory Fee, the combined Gross Advisory Fee and gross administration fee (together, the "Gross Management Fee"), the Gross Management Fee less waivers (the "Net Management Fee"), and the Fund's net total expenses with those of funds in the relevant expense group ("Expense Group") provided by an independent provider of investment company data. The Board also received and considered information comparing the Fund's net total expenses and Net Management Fee to the funds in the relevant Morningstar category ("Morningstar Category"). The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Morningstar Category.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board

Credit Suisse Commodity Return Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Fund Performance

The Board received and considered performance results of the Fund over time, along with comparisons both to the Expense Group and the Morningstar Category for the Fund.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board also considered Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Accordingly, the Board considered whether breakpoints in the Fund's advisory fee structure would be appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include,

Credit Suisse Commodity Return Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates) and the fees paid to Credit Suisse and an affiliate of Credit Suisse for co-administration and distribution services, respectively.

The Board considered the standards applied in seeking best execution and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviews detailed materials received from Credit Suisse as part of the annual re-approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  The Net Management Fee, the Gross Advisory Fee, the Gross Management Fee and net total expenses were below the median of the Expense Group. The Board considered the fees to be reasonable.

•  The Fund performance was above the median of the Expense Group for the year-to-date period and was at the median for the three-year period, in each case, ended September 30, 2012. However, the Fund underperformed the median of the Expense Group for the one- and five- year periods ended September 30, 2012. The Fund also outperformed its Morningstar Category average for the year-to-date and five-year periods ended September 30, 2012, but underperformed for the one- and three-year periods. Credit Suisse discussed the reasons for the Fund's underperformance. The Board indicated that it would continue to monitor the Fund's performance.

•  The Board was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of,

Credit Suisse Commodity Return Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees, Credit Suisse's profitability based on fees payable under the Advisory Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse Commodity Return Strategy Fund
Notice of Privacy and Information Practices

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Commodity Return Strategy Fund
Notice of Privacy and Information Practices (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of April 30, 2013.

Credit Suisse Commodity Return Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  COM-SAR-0413

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, One Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)      Not applicable.

(a)(2)      The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)      Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY STRATEGY FUNDS

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	July 2, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	July 2, 2013

/s/ Bruce S. Rosenberg
Name:	Bruce S. Rosenberg
Title:	Chief Financial Officer
Date:	July 2, 2013